Net revenue (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Net revenue	R$ 96,519,284	R$ 105,625,201	R$ 58,543,494
Brazil [member]
IfrsStatementLineItems [Line Items]
Net revenue	56,217,472	55,830,330	32,369,199
United states member
IfrsStatementLineItems [Line Items]
Net revenue	18,085,607	24,232,413	10,848,609
Mexico [member]
IfrsStatementLineItems [Line Items]
Net revenue	4,468,827	5,505,893	2,765,815
A r member
IfrsStatementLineItems [Line Items]
Net revenue	2,092,700	2,068,023	1,267,967
D E [Member]
IfrsStatementLineItems [Line Items]
Net revenue	1,695,009	1,912,373	1,106,877
C H [Member]
IfrsStatementLineItems [Line Items]
Net revenue	1,492,922	1,230,541	633,512
I t member
IfrsStatementLineItems [Line Items]
Net revenue	1,095,133	1,304,113	811,787
C l member
IfrsStatementLineItems [Line Items]
Net revenue	870,858	1,230,493	544,329
N l member
IfrsStatementLineItems [Line Items]
Net revenue	816,678	642,844	432,897
L u member
IfrsStatementLineItems [Line Items]
Net revenue	756,297	987,656	592,777
S g member
IfrsStatementLineItems [Line Items]
Net revenue	755,971	1,175,133	1,183,838
P e member
IfrsStatementLineItems [Line Items]
Net revenue	740,011	666,867	471,847
J p member
IfrsStatementLineItems [Line Items]
Net revenue	723,757	1,162,226	618,940
E s member
IfrsStatementLineItems [Line Items]
Net revenue	546,646	517,532	282,362
G b member
IfrsStatementLineItems [Line Items]
Net revenue	490,801	585,766	204,953
U y member
IfrsStatementLineItems [Line Items]
Net revenue	469,555	495,120	405,946
P l member
IfrsStatementLineItems [Line Items]
Net revenue	455,458	649,825	285,714
B o member
IfrsStatementLineItems [Line Items]
Net revenue	427,237	296,138	190,447
S e member
IfrsStatementLineItems [Line Items]
Net revenue	401,251	481,289	310,984
C a member
IfrsStatementLineItems [Line Items]
Net revenue	393,504	558,730	297,756
F r member
IfrsStatementLineItems [Line Items]
Net revenue	359,946	326,570	247,062
P y member
IfrsStatementLineItems [Line Items]
Net revenue	316,460	318,842	254,255
C o member
IfrsStatementLineItems [Line Items]
Net revenue	263,695	274,335	174,381
C n member
IfrsStatementLineItems [Line Items]
Net revenue	172,656	354,071	496,920
K r member
IfrsStatementLineItems [Line Items]
Net revenue	159,944	669,055	360,704
Other [member]
IfrsStatementLineItems [Line Items]
Net revenue	R$ 2,250,890	R$ 2,149,023	R$ 1,383,616